UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06071

DWS Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 3/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2009 (Unaudited)

DWS U.S. Bond Index Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 17.7%
Consumer Discretionary 1.1%
CBS Corp., 7.7%, 7/30/2010 (a)	100,000	100,120
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	90,000	96,249
Comcast Corp.:
5.7%, 5/15/2018 (a)	125,000	117,244
5.85%, 11/15/2015	50,000	47,970
6.95%, 8/15/2037	150,000	139,682
Cox Communications, Inc., 7.125%, 10/1/2012	100,000	99,548
Home Depot, Inc.:
4.625%, 8/15/2010	100,000	100,203
5.4%, 3/1/2016	100,000	89,890

Lowe's Companies, Inc., 5.0%, 10/15/2015 (a)	125,000	127,031
Macy's Retail Holdings, Inc., 7.45%, 7/15/2017	150,000	94,970
McDonald's Corp., Series I, 6.3%, 10/15/2037	75,000	76,809
McGraw-Hill Companies, Inc., 5.9%, 11/15/2017	50,000	43,721
News America Holdings, Inc., 9.25%, 2/1/2013	100,000	106,094
News America, Inc., 6.4%, 12/15/2035	50,000	37,042
R.R. Donnelley & Sons Co., 5.5%, 5/15/2015 (a)	25,000	16,717
Target Corp.:
5.875%, 3/1/2012	100,000	106,840
7.0%, 1/15/2038	75,000	70,255
TCI Communications, Inc., 7.125%, 2/15/2028	100,000	87,936
Time Warner Cable, Inc., 5.85%, 5/1/2017	300,000	268,949
Time Warner, Inc.:
5.875%, 11/15/2016	50,000	47,321
6.625%, 5/15/2029	10,000	8,442
6.75%, 4/15/2011	150,000	152,239
6.95%, 1/15/2028	30,000	26,510
7.7%, 5/1/2032	25,000	22,481
VF Corp., 6.45%, 11/1/2037	20,000	17,269
Viacom, Inc.:
6.25%, 4/30/2016	25,000	21,948
6.875%, 4/30/2036	100,000	72,961
Walt Disney Co.:
Series B, 5.875%, 12/15/2017 (a)	50,000	52,933
6.2%, 6/20/2014	75,000	82,617
Series B, 6.375%, 3/1/2012 (a)	25,000	27,019
Yum! Brands, Inc., 6.25%, 4/15/2016 (a)	50,000	47,188

		2,406,198
Consumer Staples 1.5%
Altria Group, Inc.:
9.25%, 8/6/2019	125,000	133,649
10.2%, 2/6/2039	100,000	102,154
Anheuser-Busch Companies, Inc.:
4.95%, 1/15/2014 (a)	100,000	96,971
5.5%, 1/15/2018 (a)	25,000	22,812
5.95%, 1/15/2033	50,000	38,643
Bottling Group LLC:
5.0%, 11/15/2013 (a)	50,000	52,560
5.5%, 4/1/2016	50,000	53,122
Coca-Cola Co., 5.75%, 3/15/2011 (a)	25,000	26,713
Coca-Cola Enterprises, Inc.:
6.75%, 9/15/2028	50,000	50,923
8.5%, 2/1/2022	75,000	87,620
ConAgra Foods, Inc., 7.125%, 10/1/2026	100,000	98,869
Costco Wholesale Corp., 5.5%, 3/15/2017	125,000	131,789
CVS Caremark Corp.:
5.75%, 6/1/2017	50,000	48,758
6.25%, 6/1/2027	50,000	46,076
Diageo Capital PLC:
5.125%, 1/30/2012	25,000	25,586
5.75%, 10/23/2017	150,000	152,910
Fortune Brands, Inc., 4.875%, 12/1/2013	50,000	45,313
General Mills, Inc.:
5.2%, 3/17/2015	25,000	25,483
5.65%, 9/10/2012	25,000	26,409
5.7%, 2/15/2017	50,000	51,414

6.0%, 2/15/2012	48,000	50,595
Kellogg Co.:
5.125%, 12/3/2012	50,000	52,832
Series B, 6.6%, 4/1/2011	50,000	53,489
Series B, 7.45%, 4/1/2031	50,000	58,996
Kimberly-Clark Corp.:
5.625%, 2/15/2012	50,000	53,303
6.625%, 8/1/2037	50,000	54,444
Kraft Foods, Inc.:
5.625%, 11/1/2011	50,000	52,053
6.125%, 2/1/2018	100,000	100,226
6.25%, 6/1/2012	40,000	42,205
6.5%, 8/11/2017	100,000	102,974
Kroger Co.:
5.5%, 2/1/2013	75,000	76,890
8.0%, 9/15/2029	50,000	53,740
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	27,480
PepsiCo, Inc.:
4.65%, 2/15/2013	100,000	106,157
5.0%, 6/1/2018	100,000	103,461
Philip Morris International, Inc., 5.65%, 5/16/2018	100,000	99,361
Reynolds American, Inc., 7.625%, 6/1/2016	75,000	66,402
Safeway, Inc., 6.5%, 3/1/2011	80,000	83,897
Sara Lee Corp., 3.875%, 6/15/2013	100,000	96,063
Unilever Capital Corp., 7.125%, 11/1/2010	50,000	53,750
Wal-Mart Stores, Inc.:
4.25%, 4/15/2013 (a)	50,000	52,586
5.25%, 9/1/2035	300,000	269,622
5.875%, 4/5/2027 (a)	50,000	49,807

		3,078,107
Energy 1.4%
Alabama Power Co., 5.7%, 2/15/2033 (a)	50,000	47,080
Alberta Energy Co., Ltd.:
7.375%, 11/1/2031	50,000	44,524
7.65%, 9/15/2010	10,000	10,268
Anadarko Finance Co., Series B, 6.75%, 5/1/2011	25,000	25,226
Anadarko Petroleum Corp., 5.95%, 9/15/2016	100,000	86,128
Apache Corp., 6.0%, 1/15/2037	100,000	96,457
Buckeye Partners LP, 6.05%, 1/15/2018	50,000	43,525
Burlington Resources, Inc., 7.375%, 3/1/2029 (a)	50,000	51,775
Canadian Natural Resources Ltd.:
5.45%, 10/1/2012	25,000	23,908
5.7%, 5/15/2017	100,000	89,160
6.25%, 3/15/2038	25,000	19,256
Conoco Funding Co., 6.35%, 10/15/2011	100,000	108,200
Conoco, Inc., 6.95%, 4/15/2029	150,000	149,353
ConocoPhillips Canada Funding Co. I, 5.625%, 10/15/2016	100,000	103,559
DCP Midstream LLC, 8.125%, 8/16/2030	25,000	19,852
Devon Energy Corp., 6.3%, 1/15/2019	50,000	48,784
Devon Financing Corp., ULC, 6.875%, 9/30/2011	100,000	104,579
El Paso Natural Gas Co., 5.95%, 4/15/2017	100,000	87,823
EnCana Corp.:
4.75%, 10/15/2013	50,000	47,859
5.9%, 12/1/2017	50,000	47,191
Energy Transfer Partners LP:
6.125%, 2/15/2017	25,000	22,305

6.625%, 10/15/2036	25,000	18,590
Enterprise Products Operating LLP:
Series B, 5.6%, 10/15/2014	50,000	46,233
6.3%, 9/15/2017	50,000	46,086
Series B, 6.875%, 3/1/2033	25,000	20,609
Exelon Generation Co., LLC, 6.95%, 6/15/2011	25,000	25,527
Halliburton Co., 5.9%, 9/15/2018	75,000	77,241
Hess Corp., 7.125%, 3/15/2033	25,000	21,460
Kinder Morgan Energy Partners LP, 6.75%, 3/15/2011	60,000	61,185
Marathon Global Funding Corp., 6.0%, 7/1/2012	150,000	152,404
Nexen, Inc., 7.875%, 3/15/2032	50,000	42,016
ONEOK, Inc., 5.2%, 6/15/2015	50,000	44,521
ONEOK Partners LP, 6.15%, 10/1/2016	75,000	66,763
Pemex Project Funding Master Trust, Series 2, 9.125%, 10/13/2010	80,000	85,400
Petro-Canada:
5.95%, 5/15/2035	100,000	68,251
6.8%, 5/15/2038	50,000	37,544
PPL Energy Supply LLC, 6.4%, 11/1/2011	25,000	25,052
Suncor Energy, Inc., 5.95%, 12/1/2034	50,000	33,836
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	50,000	40,219
6.2%, 10/15/2037	50,000	42,341
6.35%, 5/15/2067	25,000	14,250
Transcontinental Gas Pipe Line Corp.:
Series B, 7.0%, 8/15/2011	50,000	50,613
Series B, 8.875%, 7/15/2012	25,000	25,459
Transocean, Inc.:
6.0%, 3/15/2018	50,000	47,106
6.8%, 3/15/2038	25,000	21,963
Union Pacific Resources Group, Inc., 7.5%, 10/15/2026	60,000	49,017
Valero Energy Corp.:
6.625%, 6/15/2037	35,000	24,741
6.875%, 4/15/2012	50,000	50,463
7.5%, 4/15/2032	25,000	19,611
Weatherford International Ltd., 5.5%, 2/15/2016	50,000	42,312
Williams Companies, Inc., 8.75%, 3/15/2032	50,000	45,375
XTO Energy, Inc.:
5.3%, 6/30/2015	50,000	47,666
6.25%, 4/15/2013	25,000	25,824
6.25%, 8/1/2017	100,000	97,524

		2,794,014
Financials 8.0%
ACE INA Holdings, Inc., 6.7%, 5/15/2036	50,000	42,740
Allstate Corp., 5.35%, 6/1/2033	50,000	33,893

American Express Co.:
5.25%, 9/12/2011	250,000	235,028
6.15%, 8/28/2017	25,000	20,718
American General Finance Corp.:
Series H, 5.375%, 10/1/2012	75,000	30,140
Series J, 6.9%, 12/15/2017	75,000	26,287
American International Group, Inc.:
4.25%, 5/15/2013	100,000	40,431
5.05%, 10/1/2015	100,000	44,451
Series G, 5.85%, 1/16/2018	50,000	19,575
144A, 8.175%, 5/15/2058	50,000	4,260

Apache Finance Canada, 7.75%, 12/15/2029	25,000	27,349
Assurant, Inc., 5.625%, 2/15/2014	25,000	20,959
AvalonBay Communities, Inc., 6.125%, 11/1/2012 (a)	30,000	28,426
AXA Financial, Inc., 7.75%, 8/1/2010	100,000	98,969
AXA SA, 8.6%, 12/15/2030	50,000	35,259
Bank of America Corp.:
4.75%, 8/1/2015	100,000	83,506
5.125%, 11/15/2014 (a)	100,000	85,435
5.75%, 8/15/2016	100,000	65,605
5.75%, 12/1/2017	125,000	104,973
6.0%, 10/15/2036	100,000	66,153
6.25%, 4/15/2012	150,000	141,216
Bank of New York Mellon Corp.:
Series G, 4.95%, 11/1/2012	25,000	25,517
5.5%, 12/1/2017 (a)	50,000	47,762
Bank of Tokyo-Mitsubishi UFJ Ltd., 7.4%, 6/15/2011 (a)	10,000	9,825
Bank One Corp.:
7.625%, 10/15/2026	50,000	43,595
7.875%, 8/1/2010	50,000	51,347
Barclays Bank PLC, 5.45%, 9/12/2012	100,000	101,244
BB&T Capital Trust II, 6.75%, 6/7/2036	25,000	13,795
BB&T Corp., 5.2%, 12/23/2015	150,000	134,495
Bear Stearns Companies LLC:
4.5%, 10/28/2010 (a)	175,000	173,242
7.25%, 2/1/2018	150,000	154,907
Berkshire Hathaway Finance Corp., 4.625%, 10/15/2013 (a)	150,000	152,130
BHP Billiton Finance Ltd., 5.4%, 3/29/2017 (a)	150,000	143,556
Boeing Capital Corp., 6.1%, 3/1/2011	110,000	115,628
Boston Properties LP, 6.25%, 1/15/2013	50,000	41,970
British Transco Finance, Inc., 6.625%, 6/1/2018	100,000	97,246
Bunge Ltd. Finance Corp., 5.35%, 4/15/2014	50,000	41,730
Capital One Bank USA NA, 5.75%, 9/15/2010 (a)	100,000	99,805
Caterpillar Financial Services Corp.:
Series F, 4.75%, 2/17/2015	50,000	44,283
5.45%, 4/15/2018	100,000	85,795
Charter One Bank NA, 6.375%, 5/15/2012 (a)	10,000	8,089
China Development Bank, 5.0%, 10/15/2015 (a)	50,000	51,692
Chubb Corp.:
6.0%, 11/15/2011	10,000	10,203
6.0%, 5/11/2037	75,000	67,777
Series 1, 6.5%, 5/15/2038	25,000	23,991
CIT Group, Inc.:
5.65%, 2/13/2017	100,000	57,913
6.0%, 4/1/2036	150,000	70,719
Citigroup, Inc.:
5.125%, 5/5/2014	100,000	85,217
5.25%, 2/27/2012	50,000	44,556
5.3%, 1/7/2016	100,000	77,282
5.5%, 4/11/2013	100,000	87,857
5.5%, 2/15/2017	100,000	62,819
5.875%, 2/22/2033	100,000	52,244
6.0%, 8/15/2017	50,000	43,152
6.0%, 10/31/2033	100,000	53,538
6.5%, 1/18/2011	150,000	143,410
6.625%, 6/15/2032	75,000	41,730
7.25%, 10/1/2010	50,000	45,109
Corp. Andina de Fomento:

5.2%, 5/21/2013	75,000	69,414
6.875%, 3/15/2012	10,000	9,853
Countrywide Home Loans, Inc., Series L, 4.0%, 3/22/2011	100,000	88,990
Credit Suisse (USA), Inc.:
4.875%, 1/15/2015	50,000	46,908
5.125%, 8/15/2015	25,000	23,199
5.375%, 3/2/2016 (a)	50,000	46,847
6.125%, 11/15/2011	100,000	101,849
6.5%, 1/15/2012	150,000	153,255
7.125%, 7/15/2032 (a)	50,000	49,891
Daimler Finance NA LLC:
6.5%, 11/15/2013	75,000	67,954
8.0%, 6/15/2010 (a)	150,000	149,275
Deutsche Telekom International Finance BV:
5.75%, 3/23/2016	100,000	98,112
5.875%, 8/20/2013	100,000	101,715
8.5%, 6/15/2010	50,000	52,229
Diageo Finance BV, 5.5%, 4/1/2013	50,000	51,680
Dow Capital BV, 9.2%, 6/1/2010	50,000	49,961
Eksportfinans ASA, 5.0%, 2/14/2012	100,000	104,000
ERP Operating LP, 6.625%, 3/15/2012	125,000	105,998
European Investment Bank:
4.625%, 5/15/2014	450,000	483,814
4.875%, 2/15/2036	200,000	197,188
5.125%, 5/30/2017 (a)	50,000	54,293
Fifth Third Bancorp.:
4.5%, 6/1/2018	50,000	29,301
5.45%, 1/15/2017	25,000	18,618
FleetBoston Financial Corp., 6.875%, 1/15/2028	45,000	27,983
General Electric Capital Corp.:
Series A, 4.875%, 3/4/2015 (a)	125,000	110,952
Series A, 5.0%, 1/8/2016 (a)	150,000	130,151
5.45%, 1/15/2013 (a)	450,000	433,354
Series A, 5.875%, 2/15/2012	200,000	198,535
Series A, 6.15%, 8/7/2037	125,000	92,440
Series A, 6.75%, 3/15/2032	100,000	81,090
6.875%, 11/15/2010	50,000	50,727
Genworth Financial, Inc.:
5.75%, 6/15/2014	25,000	9,002
6.15%, 11/15/2066	75,000	9,780
H.J. Heinz Finance Co.:
6.0%, 3/15/2012	25,000	26,113
6.625%, 7/15/2011	25,000	26,590
6.75%, 3/15/2032	50,000	47,382
Hartford Financial Services Group, Inc.:
4.625%, 7/15/2013 (a)	50,000	33,050
5.95%, 10/15/2036	25,000	12,521
HCP, Inc., (REIT), 6.0%, 1/30/2017	50,000	33,646
HSBC Bank USA, 4.625%, 4/1/2014 (a)	50,000	46,864
HSBC Finance Corp.:
4.75%, 7/15/2013	50,000	36,857
5.0%, 6/30/2015	50,000	37,050
5.5%, 1/19/2016	100,000	74,997
6.375%, 10/15/2011	50,000	43,226
6.375%, 11/27/2012	50,000	40,373
7.0%, 5/15/2012	100,000	80,270
HSBC Holdings PLC, 6.5%, 5/2/2036	200,000	165,077

ING Groep NV, 5.775%, 12/29/2049	75,000	20,625
International Finance Corp.:
4.75%, 4/25/2012 (a)	50,000	51,599
5.125%, 5/2/2011	50,000	51,846
International Lease Finance Corp.:
Series R, 5.55%, 9/5/2012	100,000	55,440
Series R, 5.65%, 6/1/2014	50,000	26,052
5.875%, 5/1/2013	100,000	53,621
John Deere Capital Corp.:
4.9%, 9/9/2013	100,000	99,460
7.0%, 3/15/2012 (a)	100,000	106,481
JPMorgan Chase & Co.:
5.125%, 9/15/2014	50,000	44,234
6.0%, 1/15/2018	100,000	101,008
6.125%, 6/27/2017 (a)	50,000	45,999
6.75%, 2/1/2011	100,000	101,939
JPMorgan Chase Bank NA, 5.875%, 6/13/2016	250,000	233,893
JPMorgan Chase Capital XV, 5.875%, 3/15/2035	225,000	131,945
KeyBank NA, 5.45%, 3/3/2016	25,000	20,981
Korea Development Bank, 4.625%, 9/16/2010	100,000	98,372
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 6/29/2037	500,000	127,080
3.25%, 3/15/2013 (a)	350,000	356,268
4.125%, 10/15/2014 (a)	150,000	158,455
4.25%, 6/15/2010	110,000	112,553
7.0%, 3/1/2013	275,000	311,809
Landwirtschaftliche Rentenbank, 5.125%, 2/1/2017	100,000	107,938
M&T Bank Corp., 5.375%, 5/24/2012	25,000	23,519
Marsh & McLennan Companies, Inc., 5.375%, 7/15/2014	50,000	44,089
Mellon Funding Corp., 5.0%, 12/1/2014	50,000	47,917
Merrill Lynch & Co., Inc.:
Series C, 4.79%, 8/4/2010	50,000	45,460
5.0%, 2/3/2014	25,000	19,274
Series C, 5.0%, 1/15/2015	25,000	19,197
Series C, 5.45%, 2/5/2013	100,000	81,976
Series C, 6.05%, 8/15/2012	200,000	171,611
6.22%, 9/15/2026	50,000	24,681
Series C, 6.4%, 8/28/2017	50,000	35,870
6.5%, 7/15/2018	50,000	37,447
MetLife, Inc.:
5.0%, 6/15/2015	100,000	82,277
6.125%, 12/1/2011	25,000	24,780
6.4%, 12/15/2036	25,000	10,500
Morgan Stanley:
4.75%, 4/1/2014	500,000	408,788
5.3%, 3/1/2013 (a)	100,000	96,156
5.45%, 1/9/2017	100,000	87,500
Series F, 6.0%, 4/28/2015	50,000	47,206
6.6%, 4/1/2012	100,000	100,450
National Australia Bank Ltd., Series A, 8.6%, 5/19/2010	50,000	51,305
National City Corp., 4.9%, 1/15/2015 (a)	100,000	91,997
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	100,000	92,436
Nationwide Financial Services, 5.9%, 7/1/2012	25,000	22,777
NiSource Finance Corp.:
5.25%, 9/15/2017	75,000	55,907
5.45%, 9/15/2020	75,000	54,955
Nordic Investment Bank, 5.0%, 2/1/2017	150,000	169,824

Novartis Securities Investment Ltd., 5.125%, 2/10/2019	100,000	101,532
Oesterreichische Kontrollbank AG:
4.5%, 3/9/2015	150,000	160,627
4.75%, 10/16/2012	100,000	107,470
OneBeacon US Holdings, Inc., 5.875%, 5/15/2013	50,000	38,387
Ontario Electricity Financial Corp., 7.45%, 3/31/2013	50,000	57,342
Principal Life Income Funding Trust, 5.1%, 4/15/2014	25,000	23,271
ProLogis (REIT):
5.5%, 3/1/2013 (a)	20,000	11,841
5.75%, 4/1/2016 (a)	25,000	13,739
Protective Life Secured Trust, Series 2004-A, 4.0%, 4/1/2011 (a)	25,000	23,207
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014 (a)	100,000	74,877
Series B, 5.75%, 7/15/2033 (a)	25,000	12,383
Series D, 6.625%, 12/1/2037	50,000	27,060
Regions Financial Corp., 6.375%, 5/15/2012	50,000	45,878
Royal Bank of Canada, 5.65%, 7/20/2011	50,000	53,276
Royal Bank of Scotland Group PLC, 5.05%, 1/8/2015	100,000	65,651
Santander Central Hispano Issuances Ltd., 7.625%, 9/14/2010	50,000	48,865
Shell International Finance BV, 6.375%, 12/15/2038	100,000	105,302
Simon Property Group LP (REIT):
5.1%, 6/15/2015	50,000	38,188
5.25%, 12/1/2016	100,000	74,486
6.35%, 8/28/2012	100,000	85,674
SLM Corp., Series A, 5.0%, 10/1/2013	25,000	13,294
Svensk Exportkredit AB:
Series C, 4.0%, 6/15/2010	100,000	102,348
Series D, 4.875%, 9/29/2011	100,000	105,231
Swiss Re Insurance Solutions Holding Corp., 6.45%, 3/1/2019	50,000	43,900
The Goldman Sachs Group, Inc.:
5.125%, 1/15/2015	125,000	112,641
5.15%, 1/15/2014	100,000	91,266
5.625%, 1/15/2017	25,000	19,474
6.125%, 2/15/2033 (a)	50,000	41,641
6.15%, 4/1/2018	50,000	45,671
6.25%, 9/1/2017	200,000	185,336
6.6%, 1/15/2012	100,000	99,866
6.75%, 10/1/2037	400,000	270,536
6.875%, 1/15/2011	50,000	50,527
The International Bank for Reconstruction & Development:
4.75%, 2/15/2035	25,000	24,637
5.0%, 4/1/2016	50,000	54,395
8.625%, 10/15/2016	100,000	137,209
The Travelers Companies, Inc.:
6.25%, 6/15/2037	50,000	45,748
6.75%, 6/20/2036	50,000	48,279
UBS AG Stamford Branch:
Series 10, 5.875%, 7/15/2016	50,000	38,942
5.875%, 12/20/2017	125,000	107,511
UFJ Finance Aruba AEC, 6.75%, 7/15/2013	150,000	154,330
US Bank NA, 6.375%, 8/1/2011	100,000	105,023
Verizon Global Funding Corp.:
7.75%, 12/1/2030	100,000	101,886
7.75%, 6/15/2032	100,000	101,388
Verizon Wireless Capital LLC, 144A, 8.5%, 11/15/2018	200,000	228,464
Wachovia Bank NA:
4.875%, 2/1/2015	75,000	61,622

5.0%, 8/15/2015	200,000	170,436
Wachovia Corp.:
4.875%, 2/15/2014	50,000	41,983
5.25%, 8/1/2014	50,000	41,515
5.625%, 10/15/2016	100,000	77,092
5.75%, 6/15/2017	50,000	44,620
Wells Fargo & Co.:
4.625%, 4/15/2014	100,000	86,278
4.95%, 10/16/2013	50,000	44,277
5.0%, 11/15/2014	50,000	41,660
5.125%, 9/15/2016	50,000	41,182
5.375%, 2/7/2035	150,000	110,891
Wells Fargo Bank NA:
6.45%, 2/1/2011	75,000	73,487
7.55%, 6/21/2010 (a)	200,000	201,463
Wells Fargo Financial, Inc., 5.5%, 8/1/2012 (a)	25,000	24,219
Western Union Co.:
5.93%, 10/1/2016 (a)	50,000	46,353
6.2%, 11/17/2036	25,000	19,970

		16,854,061
Health Care 1.0%
Abbott Laboratories:
5.15%, 11/30/2012	150,000	162,942
6.15%, 11/30/2037	50,000	51,084
Aetna, Inc., 6.625%, 6/15/2036	50,000	41,253
Amgen, Inc.:
4.85%, 11/18/2014 (a)	25,000	25,624
5.85%, 6/1/2017	125,000	128,000
AstraZeneca PLC, 5.9%, 9/15/2017	150,000	158,825
Baxter International, Inc., 4.625%, 3/15/2015	25,000	25,420
Bristol-Myers Squibb Co.:
5.25%, 8/15/2013 (a)	50,000	52,972
5.875%, 11/15/2036	50,000	47,733
Cardinal Health, Inc., 6.0%, 6/15/2017	75,000	69,097
Covidien International Finance SA:
6.0%, 10/15/2017	75,000	76,067
6.55%, 10/15/2037	25,000	24,619
Genentech, Inc., 4.75%, 7/15/2015	50,000	49,974
GlaxoSmithKline Capital, Inc.:
4.85%, 5/15/2013	100,000	104,040
6.375%, 5/15/2038	100,000	100,986
Johnson & Johnson:
5.55%, 8/15/2017	100,000	111,376
6.95%, 9/1/2029	50,000	59,930
McKesson Corp., 5.7%, 3/1/2017	75,000	70,976
Medco Health Solutions, Inc., 7.125%, 3/15/2018	25,000	24,812
Medtronic, Inc., Series B, 4.75%, 9/15/2015	25,000	24,892
Pfizer, Inc., 6.2%, 3/15/2019	100,000	106,572
Pharmacia Corp., 6.6%, 12/1/2028	75,000	77,336
Quest Diagnostics, Inc., 6.95%, 7/1/2037	25,000	21,530
Schering-Plough Corp.:
5.55%, 12/1/2013	50,000	52,551
6.75%, 12/1/2033	25,000	26,012
UnitedHealth Group, Inc.:
4.875%, 4/1/2013	25,000	24,290
5.0%, 8/15/2014	150,000	145,278

WellPoint, Inc., 6.375%, 1/15/2012 (a)	100,000	102,553
Wyeth:
5.5%, 2/15/2016	50,000	50,854
5.95%, 4/1/2037	150,000	141,260

		2,158,858
Industrials 1.2%
3M Co., 5.7%, 3/15/2037 (a)	25,000	25,423
Archer-Daniels-Midland Co., 5.935%, 10/1/2032	75,000	70,187
Boeing Co., 5.125%, 2/15/2013 (a)	50,000	51,486
Burlington Northern Santa Fe Corp., 5.9%, 7/1/2012	100,000	104,417
Canadian National Railway Co.:
4.4%, 3/15/2013	100,000	100,762
6.375%, 11/15/2037	50,000	52,758
Caterpillar, Inc., 7.3%, 5/1/2031	120,000	116,414
CRH America, Inc., 5.3%, 10/15/2013	100,000	76,125
CSX Corp.:
6.0%, 10/1/2036	100,000	70,235
6.15%, 5/1/2037	50,000	35,346
Danaher Corp., 5.625%, 1/15/2018	50,000	51,337
Federal Express Corp., 9.65%, 6/15/2012	50,000	54,604
General Dynamics Corp., 5.375%, 8/15/2015 (a)	100,000	104,999
General Electric Co., 5.0%, 2/1/2013	200,000	200,022
Honeywell International, Inc.:
5.3%, 3/15/2017	50,000	50,895
5.7%, 3/15/2036 (a)	50,000	48,526
5.7%, 3/15/2037	25,000	24,252
Lockheed Martin Corp., Series B, 6.15%, 9/1/2036	75,000	75,792
M.D.C. Holdings, Inc., 5.375%, 7/1/2015	25,000	21,149
Norfolk Southern Corp.:
5.64%, 5/17/2029	96,000	83,773
7.8%, 5/15/2027	4,000	4,190
Norfolk Southern Railway Co., 9.75%, 6/15/2020	40,000	46,281
Northrop Grumman Systems Corp.:
7.125%, 2/15/2011	100,000	106,703
7.75%, 2/15/2031	50,000	60,435
Raytheon Co., 7.2%, 8/15/2027	75,000	82,526
Tyco International Ltd., 6.875%, 1/15/2021	50,000	41,809
Union Pacific Corp.:
5.75%, 11/15/2017	25,000	23,867
6.65%, 1/15/2011	50,000	52,117
7.0%, 2/1/2016	50,000	52,257
United Parcel Service of America, Inc., 8.375%, 4/1/2020	50,000	61,555
United Technologies Corp.:
4.875%, 5/1/2015	50,000	52,393
6.1%, 5/15/2012 (a)	50,000	53,612
6.35%, 3/1/2011	25,000	26,644
7.125%, 11/15/2010	50,000	53,602
Waste Management, Inc.:
7.0%, 7/15/2028	50,000	44,360
7.1%, 8/1/2026	100,000	90,157
Xerox Corp.:
5.5%, 5/15/2012	50,000	43,304
6.75%, 2/1/2017	100,000	76,375

		2,390,689

Information Technology 0.5%
Cisco Systems, Inc., 5.5%, 2/22/2016	150,000	158,720
Fiserv, Inc., 6.125%, 11/20/2012	75,000	74,201

Hewlett-Packard Co.:
4.5%, 3/1/2013	50,000	51,419
4.75%, 6/2/2014	100,000	101,093
6.5%, 7/1/2012 (a)	50,000	54,031
International Business Machines Corp.:
4.75%, 11/29/2012	100,000	105,991
5.7%, 9/14/2017	50,000	51,794
6.5%, 1/15/2028	125,000	128,132
Motorola, Inc., 7.625%, 11/15/2010	8,000	7,602
Oracle Corp.:
4.95%, 4/15/2013	75,000	79,259
5.25%, 1/15/2016 (a)	100,000	101,963
6.5%, 4/15/2038	50,000	49,869
Pitney Bowes, Inc., 3.875%, 6/15/2013	100,000	97,515

		1,061,589
Materials 0.4%
Alcoa, Inc.:
5.9%, 2/1/2027	25,000	14,007
5.95%, 2/1/2037	75,000	43,565
6.0%, 1/15/2012 (a)	25,000	21,791
7.375%, 8/1/2010 (a)	100,000	100,054
Dow Chemical Co., 6.0%, 10/1/2012	100,000	85,878
E.I. du Pont de Nemours & Co., 6.0%, 7/15/2018	175,000	175,722
Monsanto Co., 5.5%, 8/15/2025	25,000	23,459
Praxair, Inc., 3.95%, 6/1/2013	50,000	50,049
Rio Tinto Alcan, Inc.:
4.5%, 5/15/2013	100,000	84,547
4.875%, 9/15/2012	10,000	8,906
5.2%, 1/15/2014	25,000	21,076
6.125%, 12/15/2033	50,000	33,542
United States Steel Corp., 6.65%, 6/1/2037	25,000	14,122
Vale Overseas Ltd.:
6.25%, 1/23/2017 (a)	50,000	49,280
6.875%, 11/21/2036	100,000	86,354
Weyerhaeuser Co., 6.75%, 3/15/2012	150,000	144,284

		956,636
Telecommunication Services 1.2%
America Movil SAB de CV, 6.125%, 11/15/2037 (a)	100,000	77,000
Ameritech Capital Funding Corp., 6.55%, 1/15/2028	100,000	87,522
AT&T Mobility LLC, 6.5%, 12/15/2011	75,000	79,044
AT&T, Inc.:
5.1%, 9/15/2014	25,000	25,084
5.6%, 5/15/2018 (a)	200,000	194,621
5.8%, 2/15/2019	100,000	97,893
5.875%, 8/15/2012	150,000	158,150
6.8%, 5/15/2036	50,000	47,228
8.0%, 11/15/2031	20,000	21,724
BellSouth Corp.:
5.2%, 9/15/2014	100,000	100,572
6.0%, 11/15/2034	100,000	89,572
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	40,694
8.625%, 12/15/2010	50,000	52,036

9.125%, 12/15/2030	70,000	63,624
Embarq Corp.:
7.082%, 6/1/2016	75,000	67,500
7.995%, 6/1/2036	25,000	18,750

France Telecom SA:
7.75%, 3/1/2011	75,000	80,324
8.5%, 3/1/2031	75,000	94,560
Koninklijke (Royal) KPN NV:
8.0%, 10/1/2010	25,000	25,864
8.375%, 10/1/2030	50,000	51,804
Motorola, Inc., 7.5%, 5/15/2025	50,000	32,650
New Cingular Wireless Services, Inc., 7.875%, 3/1/2011	100,000	106,851
Telecom Italia Capital SA:
5.25%, 10/1/2015	175,000	147,552
6.375%, 11/15/2033	75,000	54,646
Telefonica Emisiones SAU, 6.421%, 6/20/2016	125,000	129,242
Telefonica Europe BV, 7.75%, 9/15/2010	125,000	130,533
Verizon Communications, Inc., 5.55%, 2/15/2016	100,000	98,393
Verizon New York, Inc., Series A, 6.875%, 4/1/2012	25,000	25,606
Verizon Virginia, Inc., Series A, 4.625%, 3/15/2013	100,000	97,004
Vodafone Group PLC:
5.0%, 9/15/2015	50,000	48,693
6.15%, 2/27/2037	125,000	117,860

		2,462,596
Utilities 1.4%
American Electric Power Co., Inc., 5.25%, 6/1/2015	100,000	93,554
Arizona Public Service Co., 6.5%, 3/1/2012	75,000	74,842
Atmos Energy Corp., 4.95%, 10/15/2014	25,000	22,230
CenterPoint Energy Houston Electric LLC, Series J2, 5.7%, 3/15/2013 (a)	100,000	101,840
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	100,000	88,847
Series D, 7.88%, 11/1/2017	75,000	78,040
Commonwealth Edison Co., Series 106, 6.15%, 9/15/2017	100,000	95,032
Consolidated Edison Co. of New York:
4.875%, 2/1/2013	50,000	50,165
6.2%, 6/15/2036 (a)	125,000	114,022
Constellation Energy Group, 4.55%, 6/15/2015	30,000	24,647
Detroit Edison Co., 5.7%, 10/1/2037	50,000	43,003
Dominion Resources, Inc., Series C, 5.15%, 7/15/2015	50,000	47,959
DTE Energy Co., 7.05%, 6/1/2011	50,000	50,482
Duke Energy Carolinas LLC, 5.3%, 10/1/2015	75,000	77,510
Duke Energy Indiana, Inc., 5.0%, 9/15/2013	100,000	99,887
Emerson Electric Co., 4.75%, 10/15/2015 (a)	75,000	76,340
Exelon Corp.:
5.625%, 6/15/2035	25,000	16,700
6.75%, 5/1/2011	50,000	50,663
Florida Power & Light Co.:
4.95%, 6/1/2035	50,000	43,885
5.65%, 2/1/2037	50,000	48,697
Hydro-Quebec:
Series JL, 6.3%, 5/11/2011	50,000	53,757
Series HY, 8.4%, 1/15/2022	100,000	138,541
KeySpan Corp., 8.0%, 11/15/2030 (a)	50,000	47,209
MidAmerican Energy Co., 5.3%, 3/15/2018	100,000	97,318
MidAmerican Energy Holdings Co.:

5.875%, 10/1/2012	25,000	25,954
6.125%, 4/1/2036	50,000	44,341
6.5%, 9/15/2037	100,000	92,477
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	20,884
NSTAR Electric Co., 4.875%, 4/15/2014	25,000	26,071
Pacific Gas & Electric Co., 6.05%, 3/1/2034	150,000	146,782
PPL Energy Supply LLC, 5.4%, 8/15/2014	100,000	94,306
Progress Energy, Inc.:
6.85%, 4/15/2012	35,000	36,317
7.1%, 3/1/2011	42,000	43,541
PSE&G Power LLC, 5.5%, 12/1/2015	50,000	45,966
Public Service Co. of Colorado, 4.875%, 3/1/2013 (a)	75,000	77,138
Puget Sound Energy, Inc., 5.483%, 6/1/2035	25,000	18,530
SCANA Corp.:
6.25%, 2/1/2012	60,000	59,951
6.875%, 5/15/2011	25,000	25,722
Scottish Power PLC, 5.375%, 3/15/2015	150,000	135,344
Sempra Energy, 6.0%, 2/1/2013	25,000	25,400
Sierra Pacific Power Co., 5.45%, 9/1/2013 (a)	50,000	48,798
Southern California Edison Co.:
6.0%, 1/15/2034	50,000	49,867
6.65%, 4/1/2029	100,000	103,140
Southern California Gas Co., 5.75%, 11/15/2035 (a)	50,000	49,193
Southern Power Co., Series B, 6.25%, 7/15/2012	25,000	25,874
Southern Union Co., 8.25%, 11/15/2029	50,000	39,467
United Utilities PLC, 5.375%, 2/1/2019 (a)	30,000	26,602
Wisconsin Energy Corp., 6.5%, 4/1/2011	50,000	52,073
Xcel Energy, Inc., 6.5%, 7/1/2036 (a)	75,000	66,570

		3,015,478

Total Corporate Bonds (Cost $40,616,548)		37,178,226
Asset-Backed 0.7%
Automobile Receivables 0.2%
Chase Manhattan Auto Owner Trust, "A4", Series 2006-B, 5.11%, 4/15/2014	100,000	102,151
Daimler Chrysler Auto Trust, "A4", Series 2006-C, 4.98%, 11/8/2011	100,000	99,481
USAA Auto Owner Trust, "A4", Series 2007-1, 5.55%, 2/15/2013	250,000	257,753

		459,385
Credit Card Receivables 0.4%
Capital One Multi-Asset Execution Trust, "A7", Series 2005-A7, 4.7%, 6/15/2015	100,000	94,166
Chase Issuance Trust:
"A4", Series 2005-A4, 4.23%, 1/15/2013	50,000	50,170
"A", Series 2007-A15, 4.96%, 9/17/2012	100,000	101,270
Citibank Credit Card Issuance Trust:
"A7", Series 2005-A7, 4.75%, 10/22/2012	100,000	100,757
"A10", Series 2003-A10, 4.75%, 12/10/2015	100,000	96,456
"A8", Series 2004-A8, 4.9%, 12/12/2016	100,000	95,180
"A8", Series 2007-A8, 5.65%, 9/20/2019	200,000	190,192

		728,191
Home Equity Loans 0.0%
Chase Funding Mortgage Loan Asset-Backed Certificates, "1A4", Series 2004-2, 5.323%, 2/25/2035	69,203	51,883
Countrywide Asset-Backed Certificates, "AF3", Series 2005-1, 4.575%, 7/25/2035	9,298	8,710

		60,593

Miscellaneous 0.1%
CenterPoint Energy Transition Bond Co., LLC, "A4", Series 2005-A, 5.17%, 8/1/2019	100,000	104,553
Oncor Electric Delivery Transition Bond Co., "A3", Series 2003-1, 4.95%, 2/15/2015	100,000	104,827

		209,380

Total Asset-Backed (Cost $1,494,597)		1,457,549
Government & Agency Obligations 36.1%
Sovereign Bonds 1.1%
Federal Republic of Brazil:
8.875%, 10/14/2019	100,000	117,500
8.875%, 4/15/2024	100,000	115,250
11.0%, 8/17/2040	300,000	381,000
Province of Nova Scotia, 5.75%, 2/27/2012	50,000	53,822
Province of Ontario:
4.375%, 2/15/2013	100,000	105,251
4.5%, 2/3/2015	150,000	155,552
4.95%, 11/28/2016	25,000	26,745
Province of Quebec:
4.625%, 5/14/2018 (a)	50,000	49,700
5.125%, 11/14/2016	50,000	51,687
Series NN, 7.125%, 2/9/2024	100,000	119,506
Series PD, 7.5%, 9/15/2029	100,000	128,895
Republic of Italy:
4.5%, 1/21/2015	250,000	250,669
5.375%, 6/12/2017	50,000	50,620
5.375%, 6/15/2033	100,000	93,883
6.875%, 9/27/2023	200,000	228,073
Republic of Korea, 5.125%, 12/7/2016	100,000	92,717
United Mexican States:
6.375%, 1/16/2013	350,000	369,250
Series A, 6.75%, 9/27/2034	41,000	38,614

		2,428,734
US Government Sponsored Agencies 9.2%
Federal Home Loan Bank:
3.875%, 6/14/2013 (a)	1,000,000	1,061,897
4.5%, 11/15/2012 (a)	1,000,000	1,081,697
4.875%, 5/14/2010	5,000,000	5,213,520
5.375%, 8/19/2011	1,000,000	1,082,583
Federal Home Loan Mortgage Corp.:
4.125%, 7/12/2010	1,000,000	1,041,039
4.5%, 1/15/2013	500,000	543,088
6.75%, 9/15/2029	3,000	3,966
Federal National Mortgage Association:
4.875%, 5/18/2012	1,300,000	1,416,531
5.0%, 5/11/2017 (a)	1,000,000	1,109,631
6.25%, 5/15/2029 (a)	1,350,000	1,689,177
7.125%, 1/15/2030	50,000	68,702
7.25%, 5/15/2030 (a)	650,000	907,416
JPMorgan Chase & Co., FDIC Guaranteed, 1.65%, 2/23/2011	2,000,000	2,008,384
The Goldman Sachs Group, Inc., FDIC Guaranteed, 1.625%, 7/15/2011	2,000,000	2,001,462

		19,229,093
US Treasury Obligations 25.8%
US Treasury Bonds:
4.375%, 2/15/2038 (a)	565,000	641,805
4.5%, 2/15/2036 (a)	50,000	57,609

4.5%, 5/15/2038 (a)	2,450,000	2,860,375
6.0%, 2/15/2026 (a)	385,000	507,238
7.25%, 8/15/2022 (a)	415,000	586,188
7.625%, 11/15/2022 (a)	90,000	131,400
7.875%, 2/15/2021 (a)	300,000	435,047
8.0%, 11/15/2021 (a)	565,000	836,024
8.75%, 5/15/2020 (a)	300,000	456,844
8.75%, 8/15/2020 (a)	450,000	686,531
US Treasury Notes:
1.125%, 12/15/2011	3,000,000	3,007,734
1.125%, 1/15/2012	4,000,000	4,002,500
1.375%, 2/15/2012 (a)	2,000,000	2,016,250
1.5%, 12/31/2013 (a)	1,000,000	997,500
1.75%, 11/15/2011 (a)	1,000,000	1,019,380
1.875%, 2/28/2014 (a)	4,000,000	4,043,760
2.625%, 2/29/2016 (a)	1,750,000	1,794,707
2.75%, 2/28/2013 (a)	500,000	526,875
2.75%, 2/15/2019 (a)	1,750,000	1,759,572
3.125%, 9/30/2013 (a)	2,500,000	2,677,345
3.5%, 2/15/2018 (a)	2,500,000	2,682,812
3.625%, 12/31/2012	500,000	541,914
3.75%, 11/15/2018 (a)	1,175,000	1,280,844
3.875%, 9/15/2010	1,500,000	1,571,309
4.0%, 8/15/2018	600,000	666,750
4.25%, 1/15/2011 (a)	2,700,000	2,872,546
4.25%, 9/30/2012 (a)	400,000	440,281
4.25%, 11/15/2013	2,950,000	3,308,148
4.5%, 11/15/2010	1,000,000	1,062,734
4.5%, 4/30/2012 (a)	250,000	274,844
4.5%, 11/15/2015 (a)	1,480,000	1,716,338
4.5%, 2/15/2016 (a)	660,000	761,475
4.5%, 5/15/2017	1,140,000	1,312,514
4.625%, 2/29/2012 (a)	500,000	550,469
4.625%, 2/15/2017 (a)	1,250,000	1,452,344
4.875%, 6/30/2012 (a)	1,500,000	1,673,437
4.875%, 8/15/2016 (a)	2,425,000	2,853,354

		54,066,797

Total Government & Agency Obligations (Cost $71,686,788)		75,724,624
Mortgage-Backed Securities Pass-Throughs 38.5%
Federal Home Loan Mortgage Corp.:
4.0%, 1/1/2020	665,934	680,788
4.286% *, 3/1/2035	98,895	100,438
4.416% *, 12/1/2033	76,835	77,938
4.5%, with various maturities from 1/1/2020 until 3/1/2037 (b)	2,694,332	2,770,573
4.528% *, 3/1/2035	28,841	29,346
4.634% *, 7/1/2035	186,235	190,756
4.695% *, 4/1/2035	103,680	105,480
4.833% *, 9/1/2035	247,778	254,773
4.865% *, 11/1/2035	101,736	104,403
4.885% *, 12/1/2034	91,108	94,015
5.0%, with various maturities from 12/1/2017 until 6/1/2036 (b)	4,933,302	5,106,182
5.125% *, 6/1/2035	133,127	138,041
5.218% *, 9/1/2035	59,464	60,921
5.241% *, 12/1/2035	283,248	290,833

5.246% *, 4/1/2037	251,923	256,986
5.406% *, 11/1/2035	149,420	153,209
5.5%, with various maturities from 11/1/2013 until 1/1/2038 (b)	8,092,074	8,416,650
5.509% *, 1/1/2037	77,890	80,708
5.523% *, 5/1/2037	74,241	76,466
5.649% *, 4/1/2036	72,910	75,745
5.703% *, 4/1/2037	177,798	183,879
5.712% *, 5/1/2037	96,626	100,284
5.72% *, 4/1/2036	183,373	188,848
5.838% *, 4/1/2037	81,629	84,289
5.868% *, 2/1/2037	159,438	165,863
5.871% *, 2/1/2038	270,674	280,299
5.874% *, 12/1/2036	78,755	81,742
6.0%, with various maturities from 9/1/2021 until 2/1/2038	5,515,749	5,783,703
6.092% *, 9/1/2037	328,145	339,480
6.335% *, 8/1/2036	57,670	59,603
6.5%, with various maturities from 12/1/2014 until 8/1/2036	1,218,176	1,288,686
7.0%, with various maturities from 12/1/2024 until 12/1/2026	48,242	51,691
7.5%, with various maturities from 5/1/2024 until 6/1/2027	8,829	9,515
Federal National Mortgage Association:
4.0%, 12/1/2020	412,623	421,568
4.359% *, 3/1/2035	221,143	225,046
4.423% *, 4/1/2034	55,337	56,994
4.454% *, 3/1/2035	168,776	170,977
4.5%, with various maturities from 2/1/2020 until 7/1/2035	2,186,836	2,255,581
4.648% *, 4/1/2035	209,011	214,096
4.72% *, 11/1/2034	81,902	82,922
4.784% *, 1/1/2035	107,125	108,710
4.896% *, 8/1/2036	60,965	63,217
4.946% *, 6/1/2035	204,514	208,751
4.952% *, with various maturities from 10/1/2034 until 8/1/2035	271,656	279,001
4.958% *, 6/1/2035	83,352	85,128
5.0%, with various maturities from 11/1/2020 until 4/1/2036 (b)	10,326,827	10,695,021
5.102% *, 7/1/2035	73,692	76,543
5.15% *, 1/1/2036	177,531	182,607
5.264% *, 1/1/2037	74,858	76,631
5.466% *, 1/1/2036	204,303	212,968
5.498% *, 10/1/2036	103,416	107,091
5.5%, with various maturities from 8/1/2019 until 12/1/2038 (b)	12,788,463	13,304,596
5.606% *, 1/1/2037	77,101	79,944
5.741% *, 1/1/2037	74,214	77,065
5.753% *, 3/1/2037	87,119	90,263
5.815% *, 11/1/2036	161,415	167,233
5.859% *, 6/1/2036	335,321	346,887
5.905% *, 9/1/2036	119,638	124,910
6.0%, with various maturities from 10/1/2009 until 11/1/2037 (b)	8,444,498	8,847,439
6.5%, with various maturities from 1/1/2018 until 12/1/2036 (b)	2,708,247	2,857,348
7.0%, with various maturities from 6/1/2012 until 7/1/2034 (b)	1,345,036	1,430,002
7.5%, with various maturities from 1/1/2024 until 4/1/2028	25,913	27,850
8.0%, with various maturities from 12/1/2021 until 11/1/2031	46,938	50,156
8.5%, with various maturities from 12/1/2025 until 8/1/2031	17,487	18,902
Government National Mortgage Association:
5.0%, with various maturities from 10/20/2035 until 8/1/2036 (b)	1,732,550	1,792,676
5.5%, with various maturities from 9/15/2033 until 6/1/2036 (b)	3,135,610	3,271,357
6.0%, with various maturities from 2/15/2029 until 1/20/2039	2,772,968	2,906,306

6.5%, with various maturities from 11/15/2023 until 10/20/2037 (b)	1,715,353	1,801,649
7.5%, with various maturities from 8/15/2029 until 6/15/2032	48,045	51,206
8.0%, with various maturities from 7/15/2022 until 3/15/2032	89,388	101,521
8.5%, 11/15/2029	21,626	23,830
9.0%, 1/15/2023	26,353	29,350

Total Mortgage-Backed Securities Pass-Throughs (Cost $77,439,382)		80,605,475
Commercial Mortgage-Backed Securities 3.3%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2004-1, 4.76%, 11/10/2039	200,000	159,595
"A3", Series 2003-2, 4.873%, 3/11/2041	300,000	269,783
"A4", Series 2007-1, 5.451%, 1/15/2049	100,000	73,601
Bear Stearns Commercial Mortgage Securities, Inc.:
"AJ", Series 2005-PW10, 5.618% *, 12/11/2040	250,000	110,339
"A2", Series 1999-WF2, 7.08%, 7/15/2031	150,383	150,378
"A2", Series 2000-WF1, 7.78%, 2/15/2032	126,348	127,438
Citigroup Commercial Mortgage Trust, "A4", Series 2004-C1, 5.375% *, 4/15/2040	100,000	83,836
Commercial Mortgage Pass-Through Certificate, "A2", Series 2004-LB4A, 4.049%, 10/15/2037	176,331	174,857
Credit Suisse Mortgage Capital Certificates, "A4", Series 2006-C1, 5.552% *, 2/15/2039	380,000	308,089
CS First Boston Mortgage Securities Corp., "A4", Series 2001-CP4, 6.18%, 12/15/2035	435,000	430,134
CW Capital Cobalt Ltd., "AM", Series 2007-C3, 5.82% *, 5/15/2046	250,000	111,581
First Union National Bank Commercial Mortgage, "A2", Series 2001-C4, 6.223%, 12/12/2033	150,000	147,966
GE Capital Commercial Mortgage Corp., "A4", Series 2003-C2, 5.145%, 7/10/2037	337,000	301,416
GMAC Commercial Mortgage Securities, Inc., "A4", Series 2003-C3, 5.023%, 4/10/2040	200,000	169,049
Greenwich Capital Commercial Funding Corp., "A7", Series 2004-GG1, 5.317% *, 6/10/2036	200,000	171,017
GS Mortgage Securities Corp. II:
"A4A", Series 2005-GG4, 4.751%, 7/10/2039	100,000	73,972
"A4", Series 2007-GG10, 5.993% *, 8/10/2045	416,000	283,896
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2004-C1, 4.302%, 1/15/2038	300,000	257,706
"A2", Series 2002-CIB5, 5.161%, 10/12/2037	200,000	188,674
"A4", Series 2007-CB18, 5.44%, 6/12/2047	100,000	64,540
"AJ", Series 2006-CB17, 5.489%, 12/12/2043	250,000	63,373
"A4", Series 2006-CB15, 5.814% *, 6/12/2043	250,000	176,834
"A4", Series 2006-LDP7, 6.065% *, 4/15/2045	100,000	75,441
LB-UBS Commercial Mortgage Trust:
"A4", Series 2003-C3, 4.166%, 5/15/2032	250,000	216,683
"A3", Series 2006-C7, 5.347%, 11/15/2038	500,000	357,068
"A4", Series 2002-C1, 6.462%, 3/15/2031	200,000	199,774
"A2", Series 2001-C2, 6.653%, 11/15/2027	525,000	528,780
Merrill Lynch Mortgage Trust:
"A2", Series 2004-BPC1, 4.071%, 10/12/2041	139,746	135,571
"A4", Series 2005-MCP1, 4.747% *, 6/12/2043	200,000	145,005
"A6", Series 2005-CKI1, 5.415% *, 11/12/2037	100,000	77,394
Merrill Lynch/Countrywide Commercial Mortgage Trust:
"A4", Series 2007-6, 5.485%, 3/12/2051	200,000	114,639
"A4", Series 2006-1, 5.6% *, 2/12/2039	200,000	141,780
Morgan Stanley Capital I:
"A4", Series 2005-HQ5, 5.168%, 1/14/2042	250,000	197,509
"A4", Series 2006-HQ9, 5.731%, 7/12/2044	500,000	386,804
"A2", Series 1999-LIFE, 7.11%, 4/15/2033	65,349	65,407
Wachovia Bank Commercial Mortgage Trust:

"A3", Series 2003-C9, 4.608%, 12/15/2035	89,289	87,213
"A4", Series 2004-C15, 4.803%, 10/15/2041	200,000	159,967
"A4", Series 2006-C23, 5.418% *, 1/15/2045	200,000	155,916

Total Commercial Mortgage-Backed Securities (Cost $8,637,163)		6,943,025
Municipal Bonds and Notes 0.1%
Illinois, State General Obligation, Taxable Pension, 5.1%, 6/1/2033	275,000	240,009
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	25,000	24,078

Total Municipal Bonds and Notes (Cost $287,141)		264,087
Preferred Securities 0.1%
Financials
Goldman Sachs Capital II, 5.793%, 6/1/2012 (c)	50,000	20,817
Lincoln National Corp., 6.05%, 4/20/2067	75,000	15,750
MUFG Capital Finance 1 Ltd., 6.346%, 7/25/2016 (c)	100,000	67,000
USB Capital IX, 6.189%, 4/15/2011 (c)	50,000	19,750
Wachovia Capital Trust III, 5.8%, 3/15/2011 (c)	50,000	18,000
XL Capital Ltd., Series E, 6.5%, 4/15/2017 (c)	50,000	9,500

Total Preferred Securities (Cost $347,433)		150,817
	Shares	Value ($)

Securities Lending Collateral 21.8%
Daily Assets Fund Institutional, 0.78% (d) (e) (Cost $45,687,345)	45,687,345	45,687,345
Cash Equivalents 9.3%
Cash Management QP Trust, 0.53% (d) (Cost $19,417,983)	19,417,983	19,417,983
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $265,614,380) †	127.6	267,429,131
Other Assets and Liabilities, Net (a)	(27.6)	(57,764,936)

Net Assets	100.0	209,664,195

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2009.

†

The cost for federal income tax purposes was $265,565,606. At March 31, 2009, net unrealized appreciation for all securities based on tax cost was $1,863,525. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,826,951 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,963,426.

(a)

All or a portion of these securities were on loan amounting to $44,467,950. In addition, included in other assets and liabilities, net is a pending sale, amounting to $26,903 that is also on loan. The value of all securities loaned at March 31, 2009 amounted to $44,494,853 which is 21.2% of net assets.

(b)	When-issued or delayed delivery security included.
(c)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's investments.

Valuation Inputs	Investments in Securities
Level 1	$ 45,687,345
Level 2	221,741,786
Level 3	-
Total	$ 267,429,131

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS U.S. Bond Index Fund, a series of DWS Institutional Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	May 20, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        May 20, 2009